Segregated funds - Summary of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	$ 1,922
Additions (deductions):
Net assets at end of period	2,666	$ 1,922
Level 1 [member] | Segregated funds net assets [member]
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	1,922	1,663
Additions (deductions):
Deposits from policyholders	975	724
Net realized and unrealized gains (losses)	381	12
Interest and dividends	51	49
Payment to policyholders	(604)	(479)
Management and administrative fees	(59)	(47)
Net assets at end of period	$ 2,666	$ 1,922